PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2024	$283	$4,233	$9,159	$4,643	$2,020	$2,054	$22,392
Additions (cash and non-cash)	2	358	1,317	1,302	30	271	3,280
Dispositions	(37)	(67)	(1,280)	(337)	(69)	(819)	(2,609)
Acquisitions through business combinations	—	3	2	—	—	5	10
Transfers and assets reclassified as held for sale	—	—	(3)	(2,678)	—	—	(2,681)
Foreign currency translation and other	(11)	(245)	(786)	—	(142)	(90)	(1,274)
Balance at December 31, 2024	$237	$4,282	$8,409	$2,930	$1,839	$1,421	$19,118
Additions (cash and non-cash)	18	364	1,382	832	46	270	2,912
Dispositions (1) (2)	(6)	(1,969)	(1,466)	(1,419)	(382)	(344)	(5,586)
Acquisitions through business combinations	22	38	35	—	1	20	116
Assets reclassified as held for sale	—	(68)	(180)	—	(6)	(79)	(333)
Foreign currency translation and other	18	146	723	—	128	81	1,096
Balances at December 31, 2025	$289	$2,793	$8,903	$2,343	$1,626	$1,369	$17,323

Accumulated depreciation and impairment
Balance at January 1, 2024	$—	$(589)	$(2,767)	$(1,650)	$(904)	$(758)	$(6,668)
Depreciation/depletion/impairment expense	—	(141)	(889)	(236)	(284)	(259)	(1,809)
Dispositions	—	14	505	173	22	438	1,152
Transfers and assets reclassified as held for sale	—	—	1	1,155	—	—	1,156
Foreign currency translation and other	—	36	137	—	78	32	283
Balance at December 31, 2024	$—	$(680)	$(3,013)	$(558)	$(1,088)	$(547)	$(5,886)
Depreciation/depletion/impairment expense	—	(155)	(913)	(51)	(93)	(233)	(1,445)
Dispositions (1) (2)	—	306	477	150	105	153	1,191
Assets reclassified as held for sale	—	39	57	—	—	46	142
Foreign currency translation and other	—	(37)	(194)	—	(60)	(21)	(312)
Balance at December 31, 2025	$—	$(527)	$(3,586)	$(459)	$(1,136)	$(602)	$(6,310)
Net book value
December 31, 2024	$237	$3,602	$5,396	$2,372	$751	$874	$13,232
December 31, 2025	$289	$2,266	$5,317	$1,884	$490	$767	$11,013
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(1)Includes the deconsolidation of the partnership’s healthcare services operation. See Note 17(b)(i) for additional information.
(2)Includes reclassification of $1,419 million from property, plant and equipment into finance lease receivables related to vessels at the partnership’s offshore oil services.
During the year ended December 31, 2024, the partnership’s natural gas production included in the industrials segment recorded impairment on oil and gas related equipment and mining property of $168 million as a result of a change in the estimate of forecast future natural gas prices.
The carrying value and depreciation/impairment expense of right-of-use assets along with the carrying value of assets subject to operating leases in which the partnership is a lessor as at December 31, 2025 and 2024 are outlined below, by class of underlying asset:

	Year ended December 31, 2025
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Total
Lessee
Right-of-use assets	$47	$528	$167	$—	$25	$767
Depreciation/impairment expense	(7)	(124)	(93)	—	(9)	(233)
Lessor
Assets subject to operating leases	—	16	1,764	1,886	—	3,666

	Year ended December 31, 2024
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Vessels	Other	Total
Lessee
Right-of-use assets	$51	$623	$174	$—	$26	$874
Depreciation/impairment expense	(6)	(137)	(107)	—	(9)	(259)
Lessor
Assets subject to operating leases	—	15	2,587	2,374	—	4,976